Warrants (Tables)	12 Months Ended
Dec. 31, 2023
Warrants [Abstract]
Schedule of Initial Fair Value of Warrants Under Black-Scholes-Merton Model	The table summarizes the assumptions of the initial fair value of warrants under Black-Scholes-Merton model:
	GEM Warrants	Public Warrants and Private Warrants	Common Warrants	PA Warrants
Expected term (in years)	3	5	5	5
Volatility	59.84%	59.84%	63.84%	63.84%
Risk-free interest rate	3.94%	3.59%	4.80%	4.80%
Dividend yield	-	-	-	-

Schedule of Status of Warrants Outstanding and Exercisable	The table summarize the status of warrants outstanding and exercisable as of December 31, 2023:
	Warrants	Weighted Average Exercise Price
Warrants outstanding, as of December 31, 2022	-	$-
Issued	12,816,480	10.75
Exercised	(384,806)	11.50
Expired	-	-
Warrants outstanding, as of December 31, 2023	12,431,674	$10.72
Warrants exercisable, as of December 31, 2023	12,431,674	$10.72